Leases	6 Months Ended
Jun. 30, 2020
LEASES [Abstract]
LEASES

NOTE 15: LEASES

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company does not have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time.

As a result of the adoption of these standards, there was no effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of comprehensive (loss)/income.

Time charter in contracts

As of June 30, 2020, Navios Holdings had time charter-in contracts whose remaining lease terms ranged from 0.1 years to 10.0 years. Certain operating leases have optional periods. Based on management estimates and market conditions, the lease term of these leases is being assessed at each balance sheet date. Regarding leases that have not yet commenced refer to Note 8. The Company will continue to recognize the lease payments for all operating leases as charter hire expense on the consolidated statements of comprehensive (loss)/income on a straight-line basis over the lease term.

Land lease agreements

As of June 30, 2020, Navios Logistics had land lease agreements whose remaining lease terms range from 45.7 years to 46.1 years.

Office lease agreements

As of June 30, 2020, Navios Logistics had office lease agreements whose remaining lease terms ranged from 0.1 years to 3.3 years. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, Navios Holdings has no office lease obligations.

Under ASC 842, leases are classified as either finance or operating arrangements, with such classification affecting the pattern and classification of expense recognition in an entity’s income statement. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement.

The tables below present the components of the Company’s lease expense for the three and six month periods ended June 30, 2020 and 2019:

	Drybulk Vessel Operations Three Month Period Ended June 30, 2020	Logistics Business Three Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$24,155	$1,170	$25,325
Lease expense for land lease agreements	—	143	143
Lease expense for office lease agreements	—	144	144
Total	$24,155	$1,457	$25,612

	Drybulk Vessel Operations Three Month Period Ended June 30, 2019	Logistics Business Three Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$29,182	$—	$29,182
Lease expense for land lease agreements	—	135	135
Lease expense for office lease agreements	660	166	826
Total	$29,842	$301	$30,143

	Drybulk Vessel Operations Six Month Period Ended June 30, 2020	Logistics Business Six Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$49,771	$2,988	$52,759
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	303	303
Total	$49,771	$3,573	$53,344

	Drybulk Vessel Operations Six Month Period Ended June 30, 2019	Logistics Business Six Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$60,398	$—	$60,398
Lease expense for land lease agreements	—	271	271
Lease expense for office lease agreements	1,464	340	1,804
Total	$61,862	$611	$62,473

Lease expenses for charter-in contracts are included in the consolidated statement of comprehensive (loss)/income within the captions “Time charter, voyage and logistics business expenses”. Lease expenses for land lease agreements and office lease agreements are included in the consolidated statement of comprehensive (loss)/income within the captions “Time charter, voyage and logistics business expenses” and “General and administrative expenses”, respectively.

In 2020, Navios Holdings took delivery of the Navios Felicity I, the Navios Galaxy II and the Navios Magellan II under bareboat charters.

The Company entered into new lease liabilities amounting to $43,516 and $18,110 during the six month periods ended June 30, 2020 and 2019, respectively.

The table below provides the total amount of lease payments on an undiscounted basis on our chartered-in contracts and office lease agreements as of June 30, 2020:

	Charter-in vessels in operation	Land leases	Office space
June 30, 2021	$101,484	$556	$671
June 30, 2022	79,864	556	107
June 30, 2023	58,885	556	97
June 30, 2024	46,898	556	32
June 30, 2025	28,566	556	—
June 30, 2026 and thereafter	55,528	22,724	—
Total	$371,225	$25,504	$907
Operating lease liabilities, including current portion	$301,610	$7,769	$861
Discount based on incremental borrowing rate	$69,615	$17,735	$46

As of June 30, 2020, the weighted average remaining lease terms on our charter-in contracts, office lease agreements and land leases are 5.1 years, 1.8 years and 45.8 years, respectively.